S-K 1603(a) SPAC Sponsor	Mar. 05, 2026 shares
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	KPET Ultra Paceline LLC
SPAC Sponsor Form of Organization	Corporation
SPAC Sponsor Business, General Character [Text Block]	Although our sponsor is permitted to undertake any activities permitted under applicable law, our sponsor’s business is focused on investing in our company.
Securities Issued or to be Issued, Shares	235,000
Founder Shares [Member]
SPAC Sponsor, Compensation [Line Items]
Securities Issued or to be Issued, Shares	120,000